Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party ) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Wells Fargo Securities, LLC, and Wells Fargo Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) related to the PSA Trust 2026-STOR, Commercial Mortgage Pass-Through Certificates, Series 2026-STOR securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the Transaction and the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 313 mortgaged properties (the “Mortgaged Properties”, collectively with the Mortgage Loan Asset, the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The existence of the assets or collateral securing such assets;
●	The rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
●	The value of the collateral securing such assets; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 (646) 471-3000

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of August 20, 2026.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on July 23, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	PSA 2026-STOR Accounting File.xlsx (provided on July 23, 2026).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of certain Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology as shown within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any) as shown within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document, exhibit, or matrix.
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●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document, exhibit, or matrix.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document, exhibit, or matrix.
●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
●	The phrase “Ground Lease” refers to the draft or signed ground lease agreement, abstract or exhibit thereof.
●	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
●	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Management Agreement” refers to a signed or draft management agreement and any amendments, assignments, assumptions or non-disturbance agreements thereof.
●	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements and underwritten rent roll prepared by the Company’s underwriting team.

The documents made available to us by the Company for purposes of performing the procedures may have included drafts, unsigned, or non-final versions. We have not verified that such documents were executed or represent the final agreed-upon terms, and did not perform any procedures to compare such documents to executed versions, if any. We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From July 2, 2026 through July 23, 2026, the Company provided us with the Source Documents related to the Collateral for which:

●	We compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	We recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Certain Specified Attributes were provided by the Company and were neither compared to the corresponding Source Documents nor recalculated. The attributes are listed in Exhibit A as a “None - Company Provided ”.

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For

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each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Transaction or the Final Data File.  Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers

New York, NY

July 23, 2026

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Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

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PSA Trust 2026-STOR Loan File Review Procedures	EXHIBIT A

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	None - Company Provided	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	GS Property Number	None - Company Provided	None
7	NSA Property Number	None - Company Provided	None
8	Property Name	None - Company Provided	None
9	Address	Appraisal Report	None
10	City	Appraisal Report	None
11	State	Appraisal Report	None
12	County	Appraisal Report	None
13	Zip Code	Appraisal Report	None
14	General Property Type	None - Company Provided	None
15	Detailed Property Type (1)	Appraisal Report	None
16	Flood Zone	Appraisal Report	None
17	Year Built	Appraisal Report	None
18	Year Renovated	Appraisal Report	None
19	Self Storage SF	Underwriting File	None
20	Loan Per SF ($)	Recalculation	None
21	Self-Storage Units	Underwriting File	None
22	Loan Per Unit ($)	Recalculation	None
23	Mortgage Loan Original Balance ($)	None - Company Provided	None
24	Mortgage Loan Cut-off Date Balance ($)	Recalculation	None
25	Allocated Mortgage Loan Amount ($)	Loan Agreement	None
26	% of Mortgage Loan Allocated Cut-off Date Balance	Recalculation	None
27	Pari Passu Split (Y/N)	Loan Agreement	None
28	Mortgage Loan Rate (%)	None - Company Provided	None
29	Administrative Fee Rate (%)	Fee Schedule	None
30	Net Mortgage Loan Rate	Recalculation	None
31	Mortgage Loan Monthly Payment ($)	Recalculation	None
32	Mortgage Loan Annual Debt Service ($)	Recalculation	None
33	Interest Accrual Method	Loan Agreement	None
34	Interest Accrual Period	Loan Agreement	None
35	Origination Date	Loan Agreement	None
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PSA Trust 2026-STOR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
36	First Due Date	Loan Agreement	None
37	Last IO Due Date	Loan Agreement	None
38	First P&I Due Date	Loan Agreement	None
39	Maturity Date	Loan Agreement	None
40	Due Date	Loan Agreement	None
41	Grace Period- Late Fee	Loan Agreement	None
42	Grace Period- Default	Loan Agreement	None
43	Amortization Type	Loan Agreement	None
44	Original Interest-Only Period (Mos.)	Recalculation	None
45	Remaining Interest-Only Period (Mos.)	Recalculation	None
46	Original Term To Maturity (Mos.)	Recalculation	None
47	Remaining Term To Maturity (Mos.)	Recalculation	None
48	Original Amortization Term (Mos.)	Not Applicable*	None
49	Remaining Amortization Term (Mos.)	Not Applicable*	None
50	Seasoning	Recalculation	None
51	Mortgage Loan Balloon Balance ($)	Recalculation	None
52	Mezzanine Debt Original Balance ($)	Loan Agreement	None
53	Mezzanine Debt Cut-Off Date Balance ($)	Recalculation	None
54	Mezzanine Debt Maturity Balance ($)	Recalculation	None
55	Mezzanine Debt Interest Rate (%)	None - Company Provided	None
56	Mezzanine Annual Payment ($)	Recalculation	None
57	Total Loan Original Balance ($)	Recalculation	None
58	Total Loan Cut-Off Date Balance ($)	Recalculation	None
59	Total Loan Maturity Balance ($)	Recalculation	None
60	Total Loan Interest Rate	Recalculation	None
61	Total Loan Annual Payment ($)	Recalculation	None
62	Total Loan Cut-Off Balance LTV	Recalculation	None
63	Total Loan Maturity Date LTV	Recalculation	None
64	Total Loan NOI DSCR	Recalculation	None
65	Total Loan NCF DSCR	Recalculation	None
66	Total Debt Loan NOI Debt Yield	Recalculation	None
67	Total Debt Loan NCF Debt Yield	Recalculation	None
68	Lockbox	Loan Agreement	None
69	Cash Management	Loan Agreement	None
70	Cash Management Triggers	Loan Agreement	None
71	Performance Test Trigger Level	Loan Agreement	None
72	Cross-Collateralized (Y/N)	Loan Agreement	None
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PSA Trust 2026-STOR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
73	Crossed Group	Loan Agreement	None
74	Lockout Period	Loan Agreement	None
75	Lockout Expiration Date	Loan Agreement	None
76	Prepayment Begin Date	Loan Agreement	None
77	Prepayment End Date	Loan Agreement	None
78	Open Period Begin Date	Loan Agreement	None
79	Open Period (Payments)	Recalculation	None
80	Prepayment Type	Loan Agreement	None
81	Prepayment Provision	Loan Agreement	None
82	Partially Prepayable without Penalty	Loan Agreement	None
83	Partially Prepayable without Penalty Description	Loan Agreement	None
84	Partial Collateral Release Description	Loan Agreement	None
85	Yield Maintenance Index	Loan Agreement	None
86	Yield Maintenance Discount	Loan Agreement	None
87	Yield Maintenance Margin	Loan Agreement	None
88	Yield Maintenance Calculation Method	Loan Agreement	None
89	Day of Month Prepayment Permitted	Loan Agreement	None
90	Due on Sale	Loan Agreement	None
91	Due on Encumbrance	Loan Agreement	None
92	Other Subordinate Debt Balance ($)	None - Company Provided	None
93	Other Subordinate Debt Type	None - Company Provided	None
94	Future Debt Allowed?	Loan Agreement	None
95	Mortgage Assumable?	Loan Agreement	None
96	Assumption Fee	Loan Agreement	None
97	Appraiser Designation	Appraisal Report	None
98	Appraisal FIRREA (Y/N)	Appraisal Report	None
99	As-Is Appraisal Date	Appraisal Report	None
100	As-Is Appraised Value ($)	Appraisal Report	None
101	As-Stabilized Appraisal Date	Appraisal Report	None
102	As-Stabilized Appraised Value ($)	Appraisal Report	None
103	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
104	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
105	Single Tenant (Y/N)	Not Applicable*	None
106	Engineering Report Date	Engineering Report	None
107	Environmental Phase I Report Date	Environmental Report	None
108	Environmental Phase II Report Date	Environmental Report	None
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PSA Trust 2026-STOR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
109	PML or SEL (%)	Engineering Report	None
110	Seismic Zone	Engineering Report	None
111	Seismic Report Date	Engineering Report	None
112	Earthquake Insurance Required (Y/N)	Loan Agreement	None
113	Terrorism Insurance Required (Y/N)	Loan Agreement	None
114	Environmental Insurance Required (Y/N)	Loan Agreement	None
115	Blanket Insurance Policy (Y/N)	Insurance Summary	None
116	Lien Position	None - Company Provided	None
117	Ownership Interest	None - Company Provided	None
118	Condominium Present?	Loan Agreement	None
119	Ground Lease (Y/N)	None - Company Provided	None
120	Annual Ground Lease Payment ($)	Ground Lease	None
121	Ground Lease Expiration Date	Ground Lease	None
122	Ground Lease Extension (Y/N)	Ground Lease	None
123	# of Ground Lease Extension Options	Ground Lease	None
124	Ground Lease Expiration Date after all Extensions	Ground Lease	None
125	2023 EGI Date	Underwriting File	None
126	2023 EGI ($)	Underwriting File	$1.00
127	2023 Expenses ($)	Underwriting File	$1.00
128	2023 NOI ($)	Underwriting File	$1.00
129	2023 NCF ($)	Underwriting File	$1.00
130	2024 EGI Date	Underwriting File	None
131	2024 EGI ($)	Underwriting File	$1.00
132	2024 Expenses ($)	Underwriting File	$1.00
133	2024 NOI ($)	Underwriting File	$1.00
134	2024 NCF ($)	Underwriting File	$1.00
135	2025 EGI Date	Underwriting File	None
136	2025 EGI ($)	Underwriting File	$1.00
137	2025 Expenses ($)	Underwriting File	$1.00
138	2025 NOI ($)	Underwriting File	$1.00
139	2025 NCF ($)	Underwriting File	$1.00
140	Most Recent Date (if past 2025)	Underwriting File	None
141	Most Recent # of months	Underwriting File	None
142	Most Recent Description	Underwriting File	None
143	Most Recent EGI (if past 2025) ($)	Underwriting File	$1.00
144	Most Recent Expenses (if past 2025) ($)	Underwriting File	$1.00
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PSA Trust 2026-STOR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
145	Most Recent NOI (if past 2025) ($)	Underwriting File	$1.00
146	Most Recent NCF (if past 2025) ($)	Underwriting File	$1.00
147	Underwritten EGI ($)	Underwriting File	$1.00
148	Underwritten Expenses ($)	Underwriting File	$1.00
149	Underwritten Net Operating Income ($)	Underwriting File	$1.00
150	Underwritten NOI DSCR (x)	Recalculation	None
151	Underwritten NOI Debt Yield	Recalculation	None
152	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
153	Underwritten TI / LC ($)	Underwriting File	$1.00
154	Underwritten Other Reserve ($)	Underwriting File	$1.00
155	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
156	Underwritten NCF DSCR (x)	Recalculation	None
157	Underwritten NCF Debt Yield	Recalculation	None
158	Occupancy (%)	Underwriting File	None
159	Occupancy Date	Underwriting File	None
160	Rent Steps Date	Not Applicable*	None
161	Upfront RE Tax Reserve ($)	Loan Agreement	None
162	Ongoing RE Tax Reserve ($)	Loan Agreement	None
163	Upfront Insurance Reserve ($)	Loan Agreement	None
164	Ongoing Insurance Reserve ($)	Loan Agreement	None
165	Upfront Replacement Reserve ($)	Loan Agreement	None
166	Ongoing Replacement Reserve ($)	Loan Agreement	None
167	Replacement Reserve Caps ($)	Loan Agreement	None
168	Upfront TI/LC Reserve ($)	Loan Agreement	None
169	Ongoing TI/LC Reserve ($)	Loan Agreement	None
170	TI/LC Caps ($)	Loan Agreement	None
171	Upfront Debt Service Reserve ($)	Loan Agreement	None
172	Ongoing Debt Service Reserve ($)	Loan Agreement	None
173	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
174	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
175	Upfront Environmental Reserve ($)	Loan Agreement	None
176	Ongoing Environmental Reserve ($)	Loan Agreement	None
177	Upfront Other Reserve ($)	Loan Agreement	None
178	Ongoing Other Reserve ($)	Loan Agreement	None
179	Other Reserve Description	Loan Agreement	None
180	Letter of Credit?	Loan Agreement	None
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PSA Trust 2026-STOR Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
181	Letter of Credit Balance ($)	Loan Agreement	None
182	Letter of Credit Description	Loan Agreement	None
183	Release Provisions (Y/N)	Loan Agreement	None
184	Loan Purpose	None - Company Provided	None
185	Borrower Name	Loan Agreement	None
186	Tenant In Common (Y/N)	Loan Agreement	None
187	Sponsor	Loan Agreement	None
188	Carve-out Guarantor	Guaranty Agreement	None
189	Recourse	Guaranty Agreement	None
190	Single Purpose Borrower (Y/N)	Loan Agreement	None
191	Property Manager	Management Agreement	None
192	Exit Fee	Loan Agreement	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

(1) For the Mortgage Loan Asset identified in Final Data File with a Property Name of “108 N. Jackson Road”, we were instructed by the representatives of the Company to not perform any procedures on this Specified Attribute.

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PSA Trust 2026-STOR Loan File Review Procedures	EXHIBIT B

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Loan Per SF ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Self Storage SF.
22	Loan Per Unit ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Self-Storage Units.
24	Mortgage Loan Cut-off Date Balance ($)	Set equal to Mortgage Loan Original Balance ($).
26	% of Mortgage Loan Allocated Cut-off Date Balance	Quotient of (i) Allocated Mortgage Loan Amount ($) and (ii) the aggregate Allocated Mortgage Loan Amount ($).
30	Net Mortgage Loan Rate	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Fee Rate (%).
31	Mortgage Loan Monthly Payment ($)	Quotient of (i) product of (a) Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
32	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.
44	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
45	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
46	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
47	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
50	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
51	Mortgage Loan Balloon Balance ($)	Set equal to Mortgage Loan Original Balance ($).
53	Mezzanine Debt Cut-Off Date Balance ($)	Set equal to Mezzanine Debt Original Balance ($).
54	Mezzanine Debt Maturity Balance ($)	Set equal to Mezzanine Debt Cut-Off Date Balance ($).
56	Mezzanine Annual Payment ($)	Product of (i) Mezzanine Debt Cut-Off Date Balance ($) and (b) Mezzanine Debt Interest Rate and (c) the Interest Accrual Method (365/360).
57	Total Loan Original Balance ($)	Sum of (i) Mortgage Loan Original Balance ($) and (ii) Mezzanine Debt Original Balance ($).
58	Total Loan Cut-Off Date Balance ($)	Sum of (i) Mortgage Loan Cut-Off Date Balance ($) and (ii) Mezzanine Debt Cut-Off Date Balance ($).
59	Total Loan Maturity Balance ($)	Sum of (i) Mortgage Loan Maturity Balance ($) and (ii) Mezzanine Debt Maturity Balance ($).
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PSA Trust 2026-STOR Loan File Review Procedures	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
60	Total Loan Interest Rate	Quotient of (i) sum of (a) Mezzanine Annual Payment ($) and (b) Mortgage Loan Annual Debt Service and (ii) Interest Accrual Method (365/360) and (iii) Total Loan Original Balance ($)
61	Total Loan Annual Payment ($)	Sum of (i) Mortgage Loan Annual Debt Service ($) and (ii) Mezzanine Annual Payment ($).
62	Total Loan Cut-Off Balance LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).
63	Total Loan Maturity Date LTV	Quotient of (i) Total Loan Maturity Balance ($) and (ii) As-Is Appraised Value ($).
64	Total Loan NOI DSCR	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Annual Payment ($).
65	Total Loan NCF DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Annual Payment ($).
66	Total Debt Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Cut-Off Date Balance ($).
67	Total Debt Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Cut-Off Date Balance ($).
79	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
103	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).
104	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) As-Is Appraised Value ($).
150	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).
151	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Cut-Off Date Balance ($).
156	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).
157	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

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